Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property and Equipment
Property and Equipment

7.Property and Equipment

Property and equipment consisted of the following:

	Useful Life	September 30,	December 31,
	(Years)	2022	2021
Leasehold improvements	Lesser of useful life or lease term	$847,217	$847,217
Machinery and tooling	7	1,270,652	1,123,391
Furniture and equipment	3 – 10	241,835	232,466
		2,359,704	2,203,074
Less: accumulated depreciation		194,945	79,646
		$2,164,759	$2,123,428

Property and equipment are stated at cost and depreciated generally under the straight-line method over their estimated useful lives (or the lesser of the term of the lease for leasehold improvements, as appropriate), except for tooling, which is depreciated utilizing the units-of-production method. Depreciation expense was $43,252 and $115,299 and $35,842 and $43,818 for the three and nine months ended September 30, 2022 and 2021, respectively.

6.Property and Equipment

Property and equipment consisted of the following:

	Useful Life	December 31,
	(Years)	2021	2020
Leasehold improvements	Lesser of useful life or lease term	$847,217	$—
Machinery and tooling	7	1,123,391	454,679
Furniture and equipment	3 – 10	232,466	—
		2,203,074	454,679
Less accumulated depreciation		79,646	—
		$2,123,428	$454,679

Property and equipment are stated at cost and depreciated generally under the straight-line method over their estimated useful lives (or the lesser of the term of the lease for leasehold improvements, as appropriate), except for tooling, which is depreciated utilizing the units-of-production method. Depreciation expense was $79,646 for the year ended December 31, 2021. There was no depreciation expense for the year ended December 31, 2020.